ACCRUED AND OTHER LIABILITIES	12 Months Ended
Jun. 24, 2015
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES
Other accrued liabilities consist of the following (in thousands):

	2015	2014
Sales tax	20,308	19,622
Insurance	22,658	20,652
Property tax	14,224	14,209
Dividends	16,961	15,625
Litigation reserves	0	39,500
Other	37,046	36,446
	$111,197	$146,054

Other liabilities consist of the following (in thousands):

	2015	2014
Straight-line rent	$56,345	$57,462
Insurance	30,988	36,352
Landlord contributions	24,785	23,404
Unrecognized tax benefits	5,144	5,247
Other	7,771	6,633
	$125,033	$129,098